MAINSTAY GROUP OF FUNDS

Supplement dated September 17, 2018 (“Supplement”) to:

MainStay Equity Funds, MainStay Fixed Income and Mixed Asset Funds, MainStay Target Date Funds
and MainStay Asset Allocation Funds Summary Prospectuses, Prospectuses and Statement of Additional Information,
each dated February 28, 2018, as supplemented

MainStay Cushing Funds Summary Prospectuses, Prospectus and Statement of Additional Information,
each dated March 31, 2018, as supplemented

and

MainStay Absolute Return Multi-Strategy Fund and MainStay MacKay Short Term Municipal Fund
Summary Prospectuses, Prospectuses and Statement of Additional Information, each dated
August 28, 2018, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus or Statement of Additional Information:

1.	Effective October 1, 2018, the mailing addresses for the MainStay Funds and NYLIM Service Company LLC, the Funds’ transfer agent, is changing as follows:

Current Mailing Address	New Mailing Address
MainStay Funds P.O. Box 8401 Boston, MA 02266-8401 Send overnight orders to: MainStay Funds c/o DST Asset Manager Solutions, Inc. 30 Dan Road Canton, MA 02021-2809	MainStay Funds P.O. Box 219003 Kansas City, MO 64121-9000 Send overnight orders to: MainStay Funds 430 West 7th Street, Suite 219003 Kansas City, MO 64105-1407

All references to the current mailing addresses in the Summary Prospectuses, Prospectuses and Statements of Additional Information are replaced with the new mailing addresses.

2.	Effective immediately, in the Shareholder Guide section under “Sales Charge Reductions and Waivers: Waivers of Contingent Deferred Sales Charges,” the first paragraph is replaced with the following:

A CDSC may not be imposed on redemptions of Class A and Investor Class shares purchased at NAV through financial intermediaries or by persons that are affiliated with or have a relationship with New York Life or its affiliates. Any applicable CDSC on Class A and Investor Class shares may be waived for redemptions made through a financial intermediary firm that has waived its finder’s fee or other similar compensation.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MS16MULTld-09/18